Property and Equipment, Net - Summary of Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 143,403	$ 76,414
Less: accumulated depreciation	(69,055)	(45,291)
Property, plant and equipment, net	74,348	31,123
Computers [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	97,637	54,108
Office Equipment, Furniture and Fittings [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	9,077	5,507
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	32,251	16,286
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,211	$ 513
Construction-in-Progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 2,227